Document and Entity Information	Mar. 14, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000315293
Document Type	8-K
Document Period End Date	Mar. 14, 2025
Entity Registrant Name	Aon plc
Entity Incorporation State Country Code	L2
Entity File Number	1-7933
Entity Tax Identification Number	98-1539969
Entity Address, Address Line One	15 George’s Quay
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 VR98
City Area Code	353 1
Local Phone Number	266 6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 3.875 Senior Notes Due 20256 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 2.875 Senior Notes Due 20261 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 285 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.85% Senior Notes due 2027
Trading Symbol	AON27
Security Exchange Name	NYSE
Guarantees Of Aon North America Inc .s 5.125 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.125% Senior Notes due 2027
Trading Symbol	AON27B
Security Exchange Name	NYSE
Guarantees Of Aon North America Inc .s 5.150 Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.150% Senior Notes due 2029
Trading Symbol	AON29
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 2.05 Senior Notes Due 203111 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.05% Senior Notes due 2031
Trading Symbol	AON31
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 2.60 Senior Notes Due 20317 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.60% Senior Notes due 2031
Trading Symbol	AON31A
Security Exchange Name	NYSE
Guarantees Of Aon North America Inc .s 5.300 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.300% Senior Notes due 2031
Trading Symbol	AON31B
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 5.00 Senior Notes Due 20328 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.00% Senior Notes due 2032
Trading Symbol	AON32
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 5.35 Senior Notes Due 20339 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.35% Senior Notes due 2033
Trading Symbol	AON33
Security Exchange Name	NYSE
Guarantees Of Aon North America Inc .s 5.450 Senior Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.450% Senior Notes due 2034
Trading Symbol	AON34
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.25 Senior Notes Due 20422 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.25% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.45 Senior Notes Due 20433 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.45% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.60 Senior Notes Due 20444 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.60% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.75 Senior Notes Due 20455 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.75% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 2.90 Senior Notes Due 205110 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.90% Senior Notes due 2051
Trading Symbol	AON51
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 390 Senior Notes Due 2052 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 3.90% Senior Notes due 2052
Trading Symbol	AON52
Security Exchange Name	NYSE
Guarantees Of Aon North America Inc .s 5.750 Senior Notes Due 2054 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon North America, Inc.’s 5.750% Senior Notes due 2054
Trading Symbol	AON54
Security Exchange Name	NYSE